MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2014
MARKETABLE SECURITIES [Abstract]
MARKETABLE SECURITIES

NOTE 3:-       MARKETABLE SECURITIES

As of December 31, 2014 and 2013, all of the Company's marketable securities were classified as available-for-sale.

	December 31, 2014				December 31, 2013
	Amortized cost	Gross Unrealized gain	Gross Unrealized loss	Fair value	Amortized cost	Gross Unrealized gain	Gross Unrealized Loss	Fair value
Available-for-sale - matures within one year:
Governmental debentures - fixed interest rate	$--	$--	$--	$--	$3,580	$4	$--	$3,584
Corporate debentures - fixed interest rate	1,543	24	--	1,567	1,018	4	--	1,022
Corporate debentures - floating interest rate	--	--	--	--	4,835	21	--	4,856

	1,543	24	--	1,567	9,433	29	--	9,462
Available-for-sale - matures after one year:
Governmental debentures - fixed interest rate	5,405	45	--	5,450	3,346	43	--	3,389
Corporate debentures - fixed interest rate	10,776	28	(7)	10,797	7,673	90	--	7,763
Corporate debentures - floating interest rate	31,815	30	(94)	31,751	29,255	65	(120)	29,200

	47,996	103	(101)	47,998	40,274	198	(120)	40,352

	$49,539	$127	$(101)	$49,565	$49,707	$227	$(120)	$49,814

All investments with unrealized loss as of December 31, 2014 are with continuous unrealized losses for less than 24 months.

The Company typically invests in highly-rated securities, and its policy generally limits the amount of credit exposure to any one issuer. When evaluating the investments for other-than-temporary impairment, the Company reviews factors such as the length of time and extent to which fair value has been below cost basis, the financial condition of the issuer and any changes thereto, and the Company's intent to sell, or whether it is more likely than not it will be required to sell, the investment before recovery of the investment's amortized cost basis. Based on the above factors, the Company concluded that unrealized losses on all available-for-sale securities were not other-than-temporary and no credit loss was present for any of its investments. As such, the Company did not recognize any impairment charges on outstanding securities during the years ended December 31, 2014, 2013 and 2012.